Parent Only Information (Tables) - Parent [Member]	12 Months Ended
Dec. 31, 2025
Parent Only Information (Tables) [Line Items]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets:

	As of December 31,
	2024	2025
	RMB	RMB	USD
			(Note 2h)
ASSETS
Current assets
Cash and cash equivalents	7,371	18,127	2,592
Amount due from inter-company	449,238	449,591	64,291
Other current assets	61,492	66,848	9,559
Non-current assets
Investment in subsidiaries	—	—	—
TOTAL ASSETS	518,101	534,566	76,442

LIABILITIES AND EQUITY
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs	360,209	320,149	45,781
Forward sale contract liability	—	16,813	2,404
Other current liabilities	47,819	68,091	9,736
Total current liabilities	408,028	405,053	57,921

Non-current liabilities:
Other non-current liabilities	467	1	—
TOTAL LIABILITIES	408,495	405,054	57,921

MEZZANINE EQUITY
Redeemable Convertible Series A Preferred Shares (nil and 20,000 authorized, nil and 2,750 issued and outstanding as of December 31, 2024 and 2025, with par value of nil and US$0.024, respectively; Redemption value of nil and RMB32,242 as of December 31, 2024 and 2025, respectively; Liquidation preference of nil and RMB24,193 as of December 31, 2024 and 2025, respectively)	—	1,262	180

EQUITY
Class A ordinary shares (20,000,000 and 19,980,000 authorized, 2,024,460 and 4,436,543 issued and outstanding as of December 31, 2024 and 2025, with par value of US$0.024 and US$0.024, respectively)	335	746	107
Class B ordinary shares (5,000,000 and 5,000,000 authorized, 119,387 and 119,387 issued and outstanding as of December 31, 2024 and 2025, with par value of US$0.024 and US$0.024, respectively)	20	20	3
Additional paid-in capital	4,676,706	4,744,210	678,413
Accumulated deficit	(4,597,642)	(4,638,926)	(663,357)
Accumulated other comprehensive loss	30,187	22,200	3,175
TOTAL EQUITY	109,606	128,250	18,341
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	518,101	534,566	76,442

Schedule of Condensed Statements of Operations and Comprehensive Loss

Condensed Statements of Operations and Comprehensive Loss:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(Note 2h)
Income/(Loss) from operations	8,747	484	(4,912)	(702)
Non-operating (loss)/income	(25,245)	2,222	(6,551)	(937)
Income/(Loss) from investment in subsidiaries	11,366	(72,236)	(26,379)	(3,772)
Net loss	(5,132)	(69,530)	(37,842)	(5,411)
Other comprehensive (loss)/income	(1,543)	7,433	(8,047)	(1,151)
Total Comprehensive loss	(6,675)	(62,097)	(45,889)	(6,562)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(Note 2h)
Net cash provided by/(used in) operating activities	5,872	(11,633)	(4,256)	(609)
Net cash provided by/(used in) investing activities	—	17,250	(2,025)	(290)
Net cash (used in)/provided by financing activities	(5,482)	782	16,946	2,423
Cash received from issuance of redeemable convertible preferred shares	—	—	18,089	2,587
Issuance cost of redeemable convertible preferred shares	—	—	(523)	(75)
Redemption of convertible bond	(5,482)	—	—	—
Capital contribution from shareholders	—	1,705	—	—
Cash received from exercise of warrant	—	430	—	—
Cash received from exercise of share option	—	—	77	11
Loan repaid to related parties	—	(2,072)	(697)	(100)
Loan received from related parties	—	719	—	—
Effects of exchange rate changes	(14)	(62)	91	14
Net increase in cash and cash equivalents	376	6,337	10,756	1,538
Cash and cash equivalents at beginning of the year	658	1,034	7,371	1,054
Cash and cash equivalents at end of the year	1,034	7,371	18,127	2,592